ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments

September 30, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.3%

Aerospace/Defense – 1.0%
Lockheed Martin Corp.	827	$483,431

Agriculture – 0.9%
Altria Group, Inc.	8,800	449,152

Apparel – 1.0%
Columbia Sportswear Co.(a)	5,792	481,836

Auto Manufacturers – 1.9%
Cummins, Inc.	1,500	485,685
General Motors Co.	9,466	424,455
Total Auto Manufacturers		910,140

Auto Parts & Equipment – 1.9%
Allison Transmission Holdings, Inc.	5,152	494,953
Gentex Corp.	15,050	446,834
Total Auto Parts & Equipment		941,787

Beverages – 1.0%
Coca-Cola Consolidated, Inc.	353	464,689

Building Materials – 4.2%
Eagle Materials, Inc.	1,840	529,276
Griffon Corp.	7,046	493,220
Lennox International, Inc.	800	483,432
Louisiana-Pacific Corp.	4,786	514,304
Total Building Materials		2,020,232

Chemicals – 2.1%
CF Industries Holdings, Inc.	5,669	486,400
Olin Corp.	10,719	514,298
Total Chemicals		1,000,698

Coal – 1.0%
Arch Resources, Inc.(a)	3,522	486,599

Commercial Services – 6.0%
Automatic Data Processing, Inc.	1,730	478,743
Cintas Corp.	2,332	480,112
MarketAxess Holdings, Inc.	1,900	486,780
Moody’s Corp.	980	465,098
PROG Holdings, Inc.	9,940	481,991
United Rentals, Inc.	650	526,324
Total Commercial Services		2,919,048

Computers – 2.0%
Accenture PLC, Class A (Ireland)	1,390	491,337
NetApp, Inc.	3,855	476,131
Total Computers		967,468

Cosmetics/Personal Care – 1.9%
Colgate-Palmolive Co.	4,446	461,539
Procter & Gamble Co. (The)	2,750	476,300
Total Cosmetics/Personal Care		937,839

Distribution/Wholesale – 1.0%
WW Grainger, Inc.	480	498,629

Diversified Financial Services – 6.9%
Affiliated Managers Group, Inc.	2,694	478,993
American Express Co.	1,801	488,431
BGC Group, Inc., Class A	48,425	444,542
Cboe Global Markets, Inc.	2,265	464,031
Janus Henderson Group PLC	12,644	481,357
Mastercard, Inc., Class A	971	479,480
Investments	Shares	Value
COMMON STOCKS (continued)

Diversified Financial Services (continued)
PJT Partners, Inc., Class A(a)	3,780	$504,025
Total Diversified Financial Services		3,340,859

Electrical Components & Equipment – 1.1%
Acuity Brands, Inc.	1,860	512,225

Electronics – 1.9%
Avnet, Inc.	8,500	461,635
CTS Corp.	9,577	463,335
Total Electronics		924,970

Healthcare - Products – 2.0%
Danaher Corp.	1,760	489,315
Medtronic PLC	5,300	477,159
Total Healthcare - Products		966,474

Healthcare - Services – 1.9%
Cigna Group (The)	1,323	458,340
Universal Health Services, Inc., Class B	1,980	453,440
Total Healthcare - Services		911,780

Home Builders – 3.1%
KB Home	5,645	483,720
Lennar Corp., Class A	2,570	481,824
PulteGroup, Inc.	3,581	513,981
Total Home Builders		1,479,525

Household Products/Wares – 1.0%
Spectrum Brands Holdings, Inc.	5,000	475,700

Insurance – 8.9%
Aflac, Inc.	4,300	480,740
American International Group, Inc.	6,143	449,852
CNA Financial Corp.	9,000	440,460
Globe Life, Inc.	4,500	476,595
Hartford Financial Services Group, Inc. (The)	4,075	479,261
MetLife, Inc.	6,128	505,437
MGIC Investment Corp.	18,553	474,957
RenaissanceRe Holdings Ltd. (Bermuda)	1,820	495,768
Unum Group	8,500	505,240
Total Insurance		4,308,310

Internet – 5.2%
Alphabet, Inc., Class A	2,840	471,014
Booking Holdings, Inc.	120	505,454
eBay, Inc.	7,960	518,276
Gen Digital, Inc.	17,640	483,865
Meta Platforms, Inc., Class A	892	510,617
Total Internet		2,489,226

Iron/Steel – 2.0%
Nucor Corp.	3,116	468,460
Steel Dynamics, Inc.	3,915	493,603
Total Iron/Steel		962,063

Lodging – 3.5%
Hilton Worldwide Holdings, Inc.	2,136	492,348
Las Vegas Sands Corp.	11,943	601,211
Wynn Resorts Ltd.	6,150	589,662
Total Lodging		1,683,221

Machinery - Construction & Mining – 1.1%
Caterpillar, Inc.	1,335	522,145

Machinery - Diversified – 1.0%
Westinghouse Air Brake Technologies Corp.	2,772	503,866

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Media – 2.0%
Fox Corp., Class A	11,500	$486,795
New York Times Co. (The), Class A	8,524	474,531
Total Media		961,326

Miscellaneous Manufacturing – 2.0%
3M Co.	3,535	483,235
Carlisle Cos., Inc.	1,127	506,868
Total Miscellaneous Manufacturing		990,103

Oil & Gas – 7.3%
Chevron Corp.	3,179	468,171
ConocoPhillips	4,121	433,859
EOG Resources, Inc.	3,605	443,163
Marathon Petroleum Corp.	2,762	449,957
Patterson-UTI Energy, Inc.	50,387	385,461
SM Energy Co.(a)	10,032	400,979
Texas Pacific Land Corp.(a)	540	477,760
Valero Energy Corp.	3,305	446,274
Total Oil & Gas		3,505,624

Pipelines – 2.0%
Cheniere Energy, Inc.	2,550	458,592
Targa Resources Corp.	3,300	488,433
Total Pipelines		947,025

Retail – 5.8%
Bath & Body Works, Inc.	15,190	484,865
Darden Restaurants, Inc.	3,000	492,390
Dick’s Sporting Goods, Inc.	2,000	417,400
Murphy USA, Inc.	927	456,890
Ross Stores, Inc.	3,045	458,303
TJX Cos., Inc. (The)	3,964	465,929
Total Retail		2,775,777

Semiconductors – 6.7%
Amkor Technology, Inc.	14,074	430,664
Applied Materials, Inc.	2,380	480,879
KLA Corp.	574	444,511
Lam Research Corp.	569	464,350
Microchip Technology, Inc.	5,764	462,792
NVIDIA Corp.	3,851	467,665
QUALCOMM, Inc.	2,692	457,775
Total Semiconductors		3,208,636

Software – 6.0%
Bentley Systems, Inc., Class B	9,094	462,066
Electronic Arts, Inc.	3,106	445,525
Fidelity National Information Services, Inc.	5,738	480,558
Progress Software Corp.	7,998	538,825
Sapiens International Corp. NV (Israel)	12,900	480,783
SS&C Technologies Holdings, Inc.	6,400	474,944
Total Software		2,882,701

Telecommunications – 1.0%
InterDigital, Inc.	3,500	495,705

Transportation – 1.0%
Old Dominion Freight Line, Inc.	2,425	481,702

Total Common Stocks (Cost $43,160,009)		47,890,511
Investments	Shares	Value
MONEY MARKET FUNDS – 1.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.89%(b)	183,339	$183,339
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.88%(b)(c)	363,350	363,350
Total Money Market Funds (Cost $546,689)		546,689

Total Investments – 100.4% (Cost $43,706,698)		48,437,200
Liabilities in Excess of Other Assets – (0.4%)		(219,287)
Net Assets – 100.0%		$48,217,913

PLC - Public Limited Company

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,303,840; the aggregate market value of the collateral held by the fund is $2,355,537. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,992,187.
(b)	Rate shown reflects the 7-day yield as of September 30, 2024.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$47,890,511	$–	$–	$47,890,511
Money Market Funds	546,689	–	–	546,689
Total	$48,437,200	$–	$–	$48,437,200

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	1.0%
Agriculture	0.9
Apparel	1.0
Auto Manufacturers	1.9
Auto Parts & Equipment	1.9
Beverages	1.0
Building Materials	4.2
Chemicals	2.1
Coal	1.0
Commercial Services	6.0
Computers	2.0
Cosmetics/Personal Care	1.9
Distribution/Wholesale	1.0
Diversified Financial Services	6.9
Electrical Components & Equipment	1.1
Electronics	1.9
Healthcare - Products	2.0
Healthcare - Services	1.9
Home Builders	3.1
Household Products/Wares	1.0
Insurance	8.9
Internet	5.2
Iron/Steel	2.0
Lodging	3.5
Machinery - Construction & Mining	1.1
Machinery - Diversified	1.0
Media	2.0
Miscellaneous Manufacturing	2.0
Oil & Gas	7.3
Pipelines	2.0
Retail	5.8
Semiconductors	6.7
Software	6.0
Telecommunications	1.0
Transportation	1.0
Money Market Funds	1.1
SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%